Short-term investments - Summary of Short-term investments classification (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Cost or Amortized cost	¥ 80,000	$ 12,261	¥ 0
Fair value	¥ 80,000	$ 12,261